Operating Lease Liabilities - Schedule of Aggregate Undiscounted Cash Flows of Operating Lease Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aggregate Undiscounted Cash Flows of Operating Lease Payments [Abstract]
December 31, 2026 (remainder of year)	$ 243,000
Total future minimum lease payments	243,000	$ 730,000
Less: discount	(4,000)	(28,000)
Total operating lease maturities	239,000	702,000
Less: current portion of operating lease liabilities	(239,000)	(702,000)	$ (881,000)
Total long term portion of operating lease maturities			$ 702,000
December 31, 2026		$ 730,000